Mainland China contribution plan and profit appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 JingAo Solar Co., Ltd. CNY	Dec. 31, 2013 Shanghai JA Solar Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai JA Solar PV Technology Co., Ltd. USD ($)	Dec. 31, 2013 JA Solar Technology Yangzhou Co., Ltd. USD ($)	Dec. 31, 2013 Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. USD ($)	Dec. 31, 2013 JA Solar Yangzhou R&D Co., Ltd. CNY	Dec. 31, 2013 JA Yangzhou PV Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2013 Donghai JA Solar Technology Co., Ltd. CNY	Dec. 31, 2013 JA (Hefei) Renewable Energy Co., Ltd. USD ($)	Dec. 31, 2013 Hefei JA Solar Technology Co., Ltd. CNY	Dec. 31, 2013 Solar Silicon Valley Electronic Science and Technology Co., Ltd. USD ($)	Dec. 31, 2013 JA Solar Investment China Co., Ltd. USD ($)	Dec. 31, 2013 PRC subsidiaries CNY	Dec. 31, 2012 PRC subsidiaries CNY	Dec. 31, 2011 PRC subsidiaries CNY	Dec. 31, 2013 Dunhuang JA Solar Power Development Co., Ltd CNY	Dec. 31, 2013 Lincheng JA PV Power Generation Co., Ltd. CNY	Dec. 31, 2013 Hebei Ningjin Songgong Semiconductor Co., Ltd. CNY
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	96,062	95,929	72,677
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets	5,471,880																1,760	0	22,815
Reversal of common statutory reserve fund due to an adjustment related to income tax filing difference	8,257
Paid-in-capital amounts unavailable for distribution as nominal dividend				1,000,000	$ 80,000	$ 20,000	$ 260,000	$ 93,000	50,000	$ 10,000	180,000	50,000	$ 15,000	1,440,000	$ 36,986	$ 40,000				30,000	3,000	275,000